Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net income (loss)	$ (178,760)	$ 27,125	$ 30,904	$ 7,945	$ (4,189)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	869	895	1,188	784	429
Amortization of intangibles	482	483	642	643	643
Amortization of debt issuance costs	120	100
Amortization of debt issuance costs	100	100	134	332	147
Stock-based compensation	228,461	363	484	207	1,941
Deferred tax benefit	(20,421)	(7,770)	(7,834)	716	(258)
Changes in asset and liabilities:
Accounts receivable	734	(10,138)	(21,779)	(6,178)	320
Prepaid expenses and other current assets	(7,972)	(1,570)	(962)	(151)	3,337
Other non-current assets	1,091	2,242	1,194	(2,426)	258
Accounts payable	(2,064)	2,459	4,710	(4,141)	(983)
Accrued expenses	118	(4,061)	3,246	9,499	5,723
Physician and practice liability	38,185	30,883	24,542	15,571	(2,178)
Other current liabilities	1,770	815	1,720	(3,276)	2,004
Accounts payable			30	(3)	(1,931)
Operating lease liabilities	10,027	0
Other long-term liabilities	(5,262)	404	672	4,836	(14)
Net cash provided by in operating activities	67,378	42,230	38,891	24,358	5,249
Cash from investing activities
Taxes payable			0	0	55
Purchases of property and equipment	(396)	(380)	(380)	(5,709)	(220)
Net cash used in investing activities	(396)	(380)	(380)	(5,709)	(165)
Cash flows from financing activities
Proceeds from exercise of stock options	648	108	108	0	106
Proceeds from initial public offering	223,686	0
Payments of underwriting fees, net of discounts and offering costs	(12,691)	0
Disposals of PP&E			0	(15,250)	0
Business Acquisitions, net of cash acquired			0	0	15,250
Repayment of note payable	(656)	(656)	(875)	(30,000)	0
Cash flows from financing activities			0	35,000	0
Proceeds from initial public offering	(490)	0	0	(618)	0
Proceeds from revolving loan	0	10,000	10,000	0	0
Line of credit payments	0	(10,000)	(10,000)	0	0
Net cash (used in) provided by financing activities	210,497	(548)	(767)	(10,868)	15,356
Net increase in cash and cash equivalents	277,479	41,302	37,744	7,781	20,440
Cash and cash equivalents at beginning of period	84,633	46,889	46,889	39,108	18,668
Cash and cash equivalents at end of period	362,112	88,191	84,633	46,889	39,108
Supplemental disclosure of cash flow information
Interest paid.	855	1,599	1,928	9,200	3,722
Line of credit payments	$ 451	$ 371	381	316	$ 27
Net increase in cash and cash equivalents
Cash and cash equivalents at beginning of period			$ 4,700	$ 13,264